As filed with the Securities and Exchange Commission on November 26, 2014

Securities Act File No. 333-05173

Investment Company Act File No. 811-07651

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 75	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 76 (Check appropriate box or boxes)	☒

VOYA VARIABLE PORTFOLIOS, INC.

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr., Esq Voya Investments, LLC 7337 E. Doubletree Ranch Road, Suite 100 Scottsdale, AZ 85258 (Name and Address of Agent for Service)	With copies to: Philip H. Newman, Esq. Goodwin Procter, LLP Exchange Place 53 State Street Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date), pursuant to paragraph (a)(1)

☐ On (date), pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 75 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 26th day of November, 2014.

VOYA VARIABLE PORTFOLIOS, INC.

By:	/s/ Huey P. Falgout Jr.
Huey P. Falgout Jr.
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

------------------------------ Shaun P. Mathews *	President, Chief Executive Officer and Interested Director	November 26, 2014

------------------------------ Todd Modic*	Senior Vice President and Chief/Principal Financial Officer	November 26, 2014

------------------------------ Colleen D. Baldwin*	Director	November 26, 2014

------------------------------ John V. Boyer*	Director	November 26, 2014

------------------------------ Patricia W. Chadwick*	Director	November 26, 2014

------------------------------ Albert E. DePrince Jr.*	Director	November 26, 2014

------------------------------ Peter S. Drotch*	Director	November 26, 2014

------------------------------ J. Michael Earley*	Director	November 26, 2014

------------------------------ Russell H. Jones*	Director	November 26, 2014

------------------------------ Patrick W. Kenny*	Director	November 26, 2014

------------------------------ Joseph E. Obermeyer*	Director	November 26, 2014

------------------------------ Sheryl K. Pressler*	Director	November 26, 2014

------------------------------ Roger B. Vincent*	Director	November 26, 2014

*By:	/s/ Huey P. Falgout Jr.
Huey P. Falgout Jr.
Attorney-in-Fact**

**	Powers of attorney for Todd Modic and each Director dated May 22, 2013 are filed as an attachment to Post-Effective Amendment No. 70 to the Registrant’s Form N-1A Registration Statement on February 11, 2014 and incorporated herein by reference.

EXHIBIT INDEX

VOYA VARIABLE PORTFOLIOS, INC.

Exhibit Number	Exhibit Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase